Notes to the consolidated balance sheet - Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes to the consolidated balance sheet
Other cash equivalents	€ 19,561	€ 16,798
Cash at bank and at hand	11,679	69,939
Cash and cash equivalents	€ 31,240	€ 86,736	€ 76,406	€ 86,553